UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03466

Fidelity Hanover Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Emerging Markets Debt Central Fund

Fidelity® Emerging Markets Debt Local Currency Central Fund

Annual Report

December 31, 2021

Contents

Note to Shareholders
Fidelity® Emerging Markets Debt Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Emerging Markets Debt Local Currency Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Emerging Markets Debt Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity® Emerging Markets Debt Central Fund	0.11%	4.12%	5.68%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Emerging Markets Debt Central Fund on December 31, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Emerging Markets Aggregate USD Bond Index performed over the same period.

Period Ending Values
$17,382	Fidelity® Emerging Markets Debt Central Fund
$16,483	Bloomberg Emerging Markets Aggregate USD Bond Index

Fidelity® Emerging Markets Debt Central Fund

Management's Discussion of Fund Performance

Market Recap:  Emerging-markets (EM) debt returned -1.51% in 2021, as measured by the J.P. Morgan Emerging Markets Bond Index Global. The index returned -4.74% in the first quarter of the year, as U.S. Treasury yields jumped more than 80 basis points, continuing a recovery from record-low levels during the 2020 recession. This put downward pressure on EM sovereign debt early in 2021. The asset class then reversed course, rising steadily in the second quarter (+3.93%) amid a positive backdrop that included declining interest rates and tightening in high-yield spreads. However, volatility returned in the third quarter (-0.53%) amid growing concerns about global economic growth, inflation, supply-chain constraint and disruption, and fast-spreading variants of the coronavirus. In addition, investors were concerned about regulatory tightening and slowing economic growth in China. Lastly, the U.S. Federal Reserve signaled it could soon begin to taper the enormous bond purchases it has made since the onset of the pandemic. These worries bled into the final quarter of the year (+0.02%). For the full 12 months, several small index components fared best, including Zambia (+48%), Ecuador (+23%), Suriname (+15%), Angola (+13%) and Costa Rica (+13%), rising largely due to idiosyncratic factors. Among the largest countries in the index, Mexico, Saudi Arabia, Indonesia and United Arab Emirates each posted a slight gain, while China rose 1% and Turkey returned -5%.

Comments from Co-Portfolio Managers Timothy Gill and Nader Nazmi:  For the year, the fund gained 0.11%, outpacing the -1.65% result of the benchmark, the Bloomberg Emerging Markets Aggregate USD Bond Index Linked. An underweighting in China contributed the most versus the benchmark. This market underperformed in 2021 amid concerns over China’s slowing growth, regulatory tightening and debt woes in the country’s real estate sector. Security selection among energy issuers, which outperformed amid improved pricing and strong customer demand, also lifted the fund’s relative performance. For instance, exposure to energy bonds in Ghana and Mexico added notable value. In Ghana, the biggest individual contributors were oil companies Tullow and Kosmos. Meanwhile, our positioning in bonds issued by Pemex – Mexico's state-owned oil company – helped versus the benchmark. Lastly, picks in Argentina overcame the negative of our overweighting in this underperforming country. Conversely, our overweighting in Turkey detracted from the fund’s relative performance this year. Bonds issued in Turkey declined in 2021 as investors became increasingly concerned about the unconventional policies of the country’s government. An underweighting in the United Arab Emirates and an overweighting in Ukraine, which fell late in the period amid escalating Russian military activity on Ukraine’s border, also hurt versus the benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Emerging Markets Debt Central Fund

Investment Summary (Unaudited)

Top Five Countries as of December 31, 2021

(excluding cash equivalents)	% of fund's net assets
Mexico	8.2
Cayman Islands	5.5
Turkey	4.0
Netherlands	3.9
Saudi Arabia	3.3

Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Holdings as of December 31, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
Petroleos Mexicanos	5.2
Turkish Republic	3.4
Indonesian Republic	2.7
Arab Republic of Egypt	2.3
State of Qatar	2.1
15.7

Asset Allocation (% of fund's net assets)

As of December 31, 2021
Corporate Bonds	42.2%
Government Obligations	40.2%
Preferred Securities	4.3%
Short-Term Investments and Net Other Assets (Liabilities)	13.3%

Fidelity® Emerging Markets Debt Central Fund

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.2%
		Principal Amount(a)	Value
Argentina - 0.8%
YPF SA:
8.5% 3/23/25 (b)		$6,096,125	$5,177,134
8.75% 4/4/24 (b)		18,190,000	15,686,601

TOTAL ARGENTINA			20,863,735

Azerbaijan - 0.7%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		11,330,000	13,010,381
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		1,835,000	1,896,128
6.95% 3/18/30 (Reg. S)		2,715,000	3,269,539

TOTAL AZERBAIJAN			18,176,048

Bahrain - 0.7%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		6,995,000	7,552,414
7.625% 11/7/24 (b)		9,925,000	10,691,086
8.375% 11/7/28 (b)		2,065,000	2,345,711

TOTAL BAHRAIN			20,589,211

Bailiwick of Jersey - 0.2%
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (b)		6,685,000	6,524,142
Bermuda - 1.4%
Digicel Group Ltd. 6.75% 3/1/23 (b)		3,120,000	3,010,800
GeoPark Ltd. 6.5% 9/21/24 (b)		5,885,000	6,024,033
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		5,490,000	5,894,888
Qtel International Finance Ltd.:
2.625% 4/8/31 (b)		5,130,000	5,141,222
3.25% 2/21/23 (b)		5,230,000	5,346,041
5% 10/19/25 (b)		2,795,000	3,142,279
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (b)		3,745,000	3,838,625
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		7,235,000	7,222,701

TOTAL BERMUDA			39,620,589

Brazil - 0.5%
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		6,770,000	6,734,034
Natura Cosmeticos SA 4.125% 5/3/28 (b)		7,570,000	7,389,266

TOTAL BRAZIL			14,123,300

British Virgin Islands - 2.2%
1MDB Global Investments Ltd. 4.4% 3/9/23		41,500,000	41,637,469
Central American Bottling Corp. 5.75% 1/31/27 (b)		3,817,000	3,913,141
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		7,010,000	6,974,950
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (b)		1,850,000	1,970,597
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26 (b)		4,035,000	3,978,107
2.7% 5/13/30 (b)		2,555,000	2,608,911

TOTAL BRITISH VIRGIN ISLANDS			61,083,175

Canada - 1.0%
Canacol Energy Ltd. 5.75% 11/24/28 (b)		4,120,000	4,095,023
First Quantum Minerals Ltd.:
7.25% 4/1/23 (b)		11,010,000	11,137,303
7.5% 4/1/25 (b)		2,900,000	2,985,188
Gcm Mining Corp. 6.875% 8/9/26 (b)		6,975,000	6,992,438
MEGlobal Canada, Inc. 5% 5/18/25 (b)		1,225,000	1,335,863

TOTAL CANADA			26,545,815

Cayman Islands - 3.4%
Alibaba Group Holding Ltd. 2.125% 2/9/31		3,395,000	3,280,079
Baidu, Inc.:
1.72% 4/9/26		4,835,000	4,761,605
2.375% 10/9/30		2,715,000	2,641,776
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)		8,805,000	9,286,523
3.875% 7/18/29 (Reg. S)		4,815,000	5,126,470
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		6,415,000	6,584,597
IHS Holding Ltd. 5.625% 11/29/26 (b)		6,435,000	6,483,263
JD.com, Inc. 3.375% 1/14/30		7,545,000	7,873,208
Lamar Funding Ltd. 3.958% 5/7/25 (b)		1,845,000	1,836,121
Meituan:
2.125% 10/28/25 (b)		5,835,000	5,630,192
3.05% 10/28/30 (b)		3,860,000	3,573,636
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		8,025,000	7,838,419
OEC Finance Ltd. 4.375% 10/25/29 pay-in-kind (b)		189,856	6,056
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)		7,305,000	7,182,185
Sable International Finance Ltd. 5.75% 9/7/27 (b)		4,357,000	4,460,479
Sparc Em Spc 0% 12/5/22 (b)		132,705	130,947
Tencent Holdings Ltd.:
1.81% 1/26/26 (b)		2,715,000	2,704,479
2.39% 6/3/30 (b)		3,405,000	3,334,346
2.88% 4/22/31 (b)		2,220,000	2,259,072
3.975% 4/11/29 (b)		2,040,000	2,220,795
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		6,077,250	6,075,351

TOTAL CAYMAN ISLANDS			93,289,599

Chile - 0.8%
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (b)		1,225,000	1,240,542
3.15% 1/14/30 (b)		3,200,000	3,257,600
3.7% 1/30/50 (b)		7,485,000	7,643,121
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)		2,780,000	2,766,100
5.125% 1/15/28 (b)		6,690,000	6,812,511

TOTAL CHILE			21,719,874

Colombia - 0.3%
Colombia Telecomunicaciones SA 4.95% 7/17/30 (b)		2,420,000	2,411,379
Oleoducto Central SA 4% 7/14/27 (b)		6,585,000	6,547,136

TOTAL COLOMBIA			8,958,515

Curacao - 0.1%
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22		3,125,000	3,128,539
Dominican Republic - 0.0%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,075,000	1,122,367
Georgia - 0.4%
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		9,705,000	10,238,775
Silknet JSC 11% 4/2/24 (Reg. S)		650,000	692,250

TOTAL GEORGIA			10,931,025

Hong Kong - 0.3%
Lenovo Group Ltd.:
3.421% 11/2/30 (b)		5,555,000	5,615,063
5.875% 4/24/25 (Reg. S)		1,295,000	1,426,119

TOTAL HONG KONG			7,041,182

India - 0.3%
Adani Electricity Mumbai Ltd. 3.867% 7/22/31 (b)		3,540,000	3,444,172
JSW Steel Ltd. 3.95% 4/5/27 (b)		4,935,000	4,873,313

TOTAL INDIA			8,317,485

Indonesia - 0.6%
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (b)		5,295,000	6,038,948
PT Adaro Indonesia 4.25% 10/31/24 (b)		9,045,000	9,213,463

TOTAL INDONESIA			15,252,411

Ireland - 1.2%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		3,820,000	3,972,800
Celtic Resources Holdings DAC 4.125% 10/9/24 (b)		5,060,000	5,196,620
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		7,080,000	7,115,400
Lukoil Capital DAC 2.8% 4/26/27 (b)		3,680,000	3,623,696
Sibur Securities DAC 2.95% 7/8/25 (b)		2,610,000	2,623,833
SUEK Securities DAC 3.375% 9/15/26 (b)		9,545,000	9,487,482

TOTAL IRELAND			32,019,831

Israel - 1.0%
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (b)		9,905,000	10,202,150
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)		6,420,000	6,363,825
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (b)		4,240,000	4,347,526
6.125% 6/30/25 (Reg. S) (b)		5,570,000	5,878,132

TOTAL ISRAEL			26,791,633

Kazakhstan - 0.3%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		3,900,000	4,048,200
4.75% 4/24/25 (b)		1,205,000	1,311,040
5.75% 4/19/47 (b)		1,965,000	2,400,837

TOTAL KAZAKHSTAN			7,760,077

Luxembourg - 2.2%
Adecoagro SA 6% 9/21/27 (b)		7,820,000	8,056,066
Alrosa Finance SA 3.1% 6/25/27 (b)		2,610,000	2,627,748
B2W Digital Lux SARL 4.375% 12/20/30 (b)		8,420,000	7,569,054
FEL Energy VI SARL 5.75% 12/1/40 (b)		3,174,234	3,146,063
Guara Norte SARL 5.198% 6/15/34 (b)		5,402,210	5,320,502
JBS Finance Luxembourg SARL 2.5% 1/15/27 (b)		2,885,000	2,852,573
Millicom International Cellular SA 4.5% 4/27/31 (b)		4,710,000	4,740,321
SB Capital SA 5.125% 10/29/22 (b)		2,725,000	2,776,605
TMK Capital SA 4.3% 2/12/27 (Reg. S)		4,020,000	4,016,985
Tupy Overseas SA 4.5% 2/16/31 (b)		5,120,000	4,916,160
Usiminas International SARL 5.875% 7/18/26 (b)		6,415,000	6,612,662
VM Holding SA 6.5% 1/18/28 (b)		5,960,000	6,547,805

TOTAL LUXEMBOURG			59,182,544

Malaysia - 0.3%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		6,685,000	6,531,663
Petronas Capital Ltd. 3.5% 4/21/30 (b)		2,620,000	2,833,006

TOTAL MALAYSIA			9,364,669

Marshall Islands - 0.1%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		2,455,000	2,578,517
Mauritius - 0.7%
CA Magnum Holdings 5.375% (b)(c)		6,630,000	6,854,094
HTA Group Ltd. 7% 12/18/25 (b)		5,190,000	5,405,061
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24 (b)		3,100,000	3,239,113
6.5% 10/13/26 (b)		3,630,000	4,052,668

TOTAL MAURITIUS			19,550,936

Mexico - 6.3%
Aerovias de Mexico SA de CV 7% 2/5/25 (b)(d)		1,615,000	1,552,217
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		960,000	986,880
Braskem Idesa SAPI 7.45% 11/15/29 (b)		1,410,000	1,464,902
CEMEX S.A.B. de CV 3.875% 7/11/31 (b)		2,655,000	2,646,703
Comision Federal de Electricid 3.348% 2/9/31 (b)		1,365,000	1,338,383
Metalsa SA de CV 3.75% 5/4/31 (b)		5,150,000	4,967,497
Orbia Advance Corp. S.A.B. de CV 1.875% 5/11/26 (b)		3,100,000	3,049,625
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.8509% 3/11/22 (e)(f)		4,950,000	4,936,078
3.5% 1/30/23		7,330,000	7,377,187
4.875% 1/24/22		9,840,000	9,832,620
4.875% 1/18/24		17,930,000	18,555,309
5.375% 3/13/22		4,290,000	4,314,131
6.5% 3/13/27		2,695,000	2,865,135
6.5% 6/2/41		2,085,000	1,863,677
6.625% 6/15/35		21,915,000	20,983,613
6.7% 2/16/32 (b)		12,107,000	12,197,803
6.75% 9/21/47		8,752,000	7,723,640
6.875% 10/16/25 (b)		3,240,000	3,539,700
6.95% 1/28/60		1,655,000	1,460,538
7.69% 1/23/50		44,374,000	42,599,012
8.625% 2/1/22		3,625,000	3,635,195
8.625% 12/1/23 (e)		930,000	1,013,409
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (d)		19,500,000	13,253,906

TOTAL MEXICO			172,157,160

Mongolia - 0.1%
Development Bank of Mongolia 7.25% 10/23/23 (b)		1,405,000	1,478,148
Morocco - 0.3%
OCP SA:
3.75% 6/23/31 (b)		5,750,000	5,590,078
4.5% 10/22/25 (b)		1,280,000	1,348,640
6.875% 4/25/44 (b)		1,260,000	1,462,230

TOTAL MOROCCO			8,400,948

Multi-National - 0.2%
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (b)		2,150,000	2,365,000
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (b)		3,830,000	3,767,284

TOTAL MULTI-NATIONAL			6,132,284

Netherlands - 3.9%
Bharti Airtel International BV 5.35% 5/20/24 (b)		3,745,000	4,030,088
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		4,900,000	4,354,875
Embraer Netherlands Finance BV 5.05% 6/15/25		8,025,000	8,282,302
Equate Petrochemical BV 2.625% 4/28/28 (b)		3,085,000	3,092,713
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)		1,375,000	1,825,570
Lukoil International Finance BV 4.75% 11/2/26 (b)		2,235,000	2,386,980
Lukoil Securities BV 3.875% 5/6/30 (b)		1,225,000	1,255,870
Metinvest BV:
7.75% 4/23/23 (b)		6,466,000	6,548,037
8.5% 4/23/26 (Reg. S)		1,825,000	1,900,053
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		5,260,000	5,106,474
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)(d)		30,870,000	8,402,428
Petrobras Global Finance BV:
6.75% 6/3/50		4,920,000	5,123,873
6.875% 1/20/40		6,673,000	7,299,845
8.75% 5/23/26		8,405,000	10,200,518
Prosus NV:
2.031% 8/3/32 (Reg. S)	EUR	2,395,000	2,692,624
3.68% 1/21/30 (b)		4,225,000	4,347,261
4.027% 8/3/50 (b)		6,840,000	6,512,963
SABIC Capital II BV 4% 10/10/23 (b)		8,080,000	8,471,375
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/27		3,015,000	2,984,850
VimpelCom Holdings BV:
3.375% 11/25/27 (b)		4,720,000	4,607,098
7.25% 4/26/23 (b)		5,070,000	5,331,612
VTR Finance BV 6.375% 7/15/28 (b)		3,655,000	3,819,475

TOTAL NETHERLANDS			108,576,884

Nigeria - 0.1%
Access Bank PLC 6.125% 9/21/26 (b)		2,080,000	2,064,400
Panama - 0.4%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)		2,990,000	3,052,229
5.125% 8/11/61 (b)		2,205,000	2,309,462
Cable Onda SA 4.5% 1/30/30 (b)		6,015,000	6,190,939

TOTAL PANAMA			11,552,630

Paraguay - 0.2%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		5,285,000	5,472,618
Peru - 0.2%
Camposol SA 6% 2/3/27 (b)		2,578,000	2,659,046
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		2,125,000	2,050,359

TOTAL PERU			4,709,405

Qatar - 0.8%
Qatar Petroleum:
1.375% 9/12/26 (b)		5,870,000	5,750,766
2.25% 7/12/31 (b)		10,175,000	10,057,352
3.3% 7/12/51 (b)		6,870,000	7,058,925

TOTAL QATAR			22,867,043

Saudi Arabia - 1.9%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)		10,375,000	10,283,570
3.5% 4/16/29 (b)		21,920,000	23,392,750
4.25% 4/16/39 (b)		13,025,000	14,681,617
4.375% 4/16/49 (b)		4,080,000	4,731,525

TOTAL SAUDI ARABIA			53,089,462

Singapore - 0.7%
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (b)		2,815,000	2,839,279
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (b)		3,995,000	4,154,800
Medco Laurel Tree Pte Ltd. 6.95% 11/12/28 (b)		6,895,000	6,843,288
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		1,225,000	1,266,405
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (b)		4,690,000	4,784,679

TOTAL SINGAPORE			19,888,451

South Africa - 0.8%
Eskom Holdings SOC Ltd.:
6.75% 8/6/23 (b)		19,420,000	19,915,210
7.125% 2/11/25 (b)		790,000	816,564

TOTAL SOUTH AFRICA			20,731,774

Spain - 0.2%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		6,880,000	6,278,000
Thailand - 0.1%
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		2,635,000	2,631,377
Tunisia - 0.0%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		485,000	368,503
Turkey - 0.6%
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (b)		2,625,000	2,116,898
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		8,260,000	8,257,419
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		5,110,000	5,221,143

TOTAL TURKEY			15,595,460

United Arab Emirates - 0.4%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)		1,665,000	1,899,973
4.875% 4/23/30 (b)		1,075,000	1,273,405
DP World Ltd. 5.625% 9/25/48 (b)		1,795,000	2,207,850
MDGH GMTN RSC Ltd. 2.875% 11/7/29 (b)		6,010,000	6,250,400

TOTAL UNITED ARAB EMIRATES			11,631,628

United Kingdom - 2.4%
Antofagasta PLC 2.375% 10/14/30 (b)		8,065,000	7,663,262
Biz Finance PLC 9.625% 4/27/22 (b)		1,018,583	1,019,093
Endeavour Mining PLC 5% 10/14/26 (b)		3,735,000	3,697,650
Energean PLC 6.5% 4/30/27 (b)		5,960,000	5,925,730
Fresnillo PLC 4.25% 10/2/50 (b)		3,940,000	4,125,426
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		6,725,000	6,907,836
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		6,785,000	6,629,369
7.625% 11/8/26 (b)		2,455,000	2,147,051
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		1,149,750	1,147,451
Polyus Finance PLC 3.25% 10/14/28 (b)		2,715,000	2,640,609
The Bidvest Group UK PLC 3.625% 9/23/26 (b)		3,610,000	3,582,925
Tullow Oil PLC:
7% 3/1/25 (b)		1,935,000	1,586,700
10.25% 5/15/26 (b)		11,835,000	11,870,505
Vedanta Resources PLC 6.375% 7/30/22 (b)		7,681,000	7,579,227

TOTAL UNITED KINGDOM			66,522,834

United States of America - 3.0%
Azul Investments LLP:
5.875% 10/26/24 (b)		8,815,000	8,191,339
7.25% 6/15/26(b)		2,900,000	2,655,856
BBVA Bancomer SA Texas Branch 6.75% 9/30/22 (b)		3,450,000	3,578,297
Citgo Holding, Inc. 9.25% 8/1/24 (b)		5,685,000	5,713,425
DAE Funding LLC 1.55% 8/1/24 (b)		2,875,000	2,817,500
JBS U.S.A. Food Co. 5.75% 1/15/28 (b)		6,540,000	6,818,015
Kosmos Energy Ltd.:
7.125% 4/4/26 (b)		18,315,000	17,763,261
7.75% 5/1/27 (b)		2,835,000	2,700,338
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		10,985,000	11,986,008
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		7,025,000	7,069,258
5.875% 3/27/24		7,245,000	7,544,219
Stillwater Mining Co. 4% 11/16/26 (b)		4,505,000	4,409,494

TOTAL UNITED STATES OF AMERICA			81,247,010

Uzbekistan - 0.1%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		2,550,000	2,540,565
Uzbekneftegaz JSC 4.75% 11/16/28 (b)		1,110,000	1,068,375

TOTAL UZBEKISTAN			3,608,940

Venezuela - 0.0%
Petroleos de Venezuela SA:
5.375% 4/12/27 (d)		5,000,000	187,500
5.5% 4/12/37 (d)		330,000	12,375
6% 5/16/24 (b)(d)		9,685,000	314,763
6% 11/15/26 (b)(d)		12,130,000	454,875
9.75% 5/17/35 (b)(d)		1,315,000	49,313
12.75% 2/17/22 (b)(d)		1,310,000	42,575

TOTAL VENEZUELA			1,061,401

TOTAL NONCONVERTIBLE BONDS
(Cost $1,189,359,463)			1,160,601,579

Government Obligations - 40.2%
Angola - 0.7%
Angola Republic:
8.25% 5/9/28 (b)		4,300,000	4,307,525
9.375% 5/8/48 (b)		965,000	941,659
9.5% 11/12/25 (b)		12,520,000	13,390,923

TOTAL ANGOLA			18,640,107

Argentina - 2.4%
Argentine Republic:
0.5% 7/9/30 (g)		78,122,307	27,538,113
1% 7/9/29		8,355,564	3,028,892
1.125% 7/9/35 (g)		22,872,842	7,376,492
2% 1/9/38 (g)		9,996,530	3,818,674
Buenos Aires Province 3.9% 9/1/37 (b)(g)		5,895,000	2,504,638
Province of Santa Fe 7% 3/23/23 (b)		8,750,000	8,219,531
Provincia de Cordoba:
5% 12/10/25 (b)(g)		12,304,714	9,230,843
5% 6/1/27 (b)(g)		5,681,546	3,603,521

TOTAL ARGENTINA			65,320,704

Armenia - 0.1%
Republic of Armenia 7.15% 3/26/25 (b)		2,695,000	3,003,746
Barbados - 0.4%
Barbados Government 6.5% 10/1/29 (b)		9,940,000	9,932,545
Belarus - 0.1%
Belarus Republic 6.875% 2/28/23 (b)		2,740,000	2,698,900
Benin - 0.4%
Republic of Benin:
4.875% 1/19/32 (b)	EUR	5,880,000	6,534,552
5.75% 3/26/26 (b)	EUR	2,965,000	3,626,295

TOTAL BENIN			10,160,847

Bermuda - 0.5%
Bermuda Government:
2.375% 8/20/30 (b)		520,000	517,660
3.375% 8/20/50 (b)		1,825,000	1,821,920
3.717% 1/25/27 (b)		7,540,000	8,050,364
4.75% 2/15/29 (b)		4,160,000	4,773,080

TOTAL BERMUDA			15,163,024

Brazil - 1.6%
Brazilian Federative Republic:
2.875% 6/6/25		13,455,000	13,625,710
3.875% 6/12/30		8,540,000	8,288,070
7.125% 1/20/37		6,420,000	7,725,266
8.25% 1/20/34		12,015,000	15,666,809

TOTAL BRAZIL			45,305,855

Cameroon - 0.2%
Cameroon Republic 5.95% 7/7/32 (b)	EUR	6,435,000	6,850,041
Chile - 0.3%
Chilean Republic 2.45% 1/31/31		8,355,000	8,301,737
China - 0.2%
Peoples Republic of China 1.2% 10/21/30 (b)		4,895,000	4,737,381
Colombia - 1.1%
Colombian Republic:
3% 1/30/30		5,600,000	5,112,800
3.125% 4/15/31		6,095,000	5,490,452
3.25% 4/22/32		6,755,000	6,079,500
4.125% 5/15/51		2,555,000	2,078,812
5% 6/15/45		9,880,000	8,893,853
6.125% 1/18/41		440,000	452,595
7.375% 9/18/37		1,575,000	1,827,788

TOTAL COLOMBIA			29,935,800

Costa Rica - 0.2%
Costa Rican Republic:
5.625% 4/30/43 (b)		1,910,000	1,634,602
6.125% 2/19/31 (b)		2,400,000	2,425,950
7% 4/4/44 (b)		585,000	572,496

TOTAL COSTA RICA			4,633,048

Dominican Republic - 1.6%
Dominican Republic:
4.875% 9/23/32 (b)		9,085,000	9,231,496
5.875% 1/30/60 (b)		3,120,000	2,996,760
5.95% 1/25/27 (b)		6,410,000	7,131,125
6% 7/19/28 (b)		4,120,000	4,593,285
6.4% 6/5/49 (b)		1,825,000	1,916,022
6.5% 2/15/48 (b)		755,000	801,621
6.5% 2/15/48 (Reg. S)		1,530,000	1,624,478
6.85% 1/27/45 (b)		3,435,000	3,781,291
6.875% 1/29/26 (b)		7,420,000	8,421,700
7.45% 4/30/44 (b)		3,655,000	4,319,296

TOTAL DOMINICAN REPUBLIC			44,817,074

Ecuador - 0.6%
Ecuador Republic:
1% 7/31/35 (b)(g)		7,865,000	5,130,929
5% 7/31/30 (b)(g)		14,060,000	11,580,168

TOTAL ECUADOR			16,711,097

Egypt - 2.3%
Arab Republic of Egypt:
yield at date of purchase 11.8507% to 12.5092% 1/18/22 to 4/12/22	EGP	130,750,000	8,157,516
5.8% 9/30/27 (b)		4,120,000	3,958,496
7.5% 1/31/27 (b)		32,960,000	34,265,216
7.6003% 3/1/29 (b)		5,785,000	5,723,679
7.903% 2/21/48 (b)		4,875,000	4,071,600
8.5% 1/31/47 (b)		7,395,000	6,538,659
8.7002% 3/1/49 (b)		1,150,000	1,017,175

TOTAL EGYPT			63,732,341

El Salvador - 0.3%
El Salvador Republic:
6.375% 1/18/27 (b)		810,000	480,836
7.1246% 1/20/50 (b)		3,320,000	1,807,948
7.625% 2/1/41 (b)		935,000	515,010
7.75% 1/24/23 (b)		7,730,000	6,083,993

TOTAL EL SALVADOR			8,887,787

Gabon - 0.1%
Gabonese Republic 7% 11/24/31 (b)		4,080,000	3,988,200
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		5,385,000	5,342,930
Ghana - 0.5%
Ghana Republic:
7.75% 4/7/29 (b)		7,325,000	6,107,585
8.125% 1/18/26 (b)		2,515,000	2,323,357
10.75% 10/14/30 (b)		4,110,000	4,592,720

TOTAL GHANA			13,023,662

Guatemala - 0.3%
Guatemalan Republic:
4.9% 6/1/30 (b)		475,000	510,714
5.375% 4/24/32 (b)		3,930,000	4,376,546
6.125% 6/1/50 (b)		2,620,000	3,004,485

TOTAL GUATEMALA			7,891,745

Honduras - 0.1%
Republic of Honduras 5.625% 6/24/30 (b)		2,105,000	2,185,648
Hungary - 0.1%
Hungarian Republic 2.125% 9/22/31 (b)		2,190,000	2,146,940
Indonesia - 2.7%
Indonesian Republic:
3.85% 10/15/30		3,790,000	4,251,433
4.1% 4/24/28		7,530,000	8,397,362
4.35% 1/11/48		4,095,000	4,673,419
5.125% 1/15/45 (b)		9,585,000	11,897,381
5.25% 1/17/42 (b)		3,965,000	4,969,384
5.95% 1/8/46 (b)		4,505,000	6,220,560
6.625% 2/17/37 (b)		821,000	1,144,423
6.75% 1/15/44 (b)		3,710,000	5,486,163
7.75% 1/17/38 (b)		8,865,000	13,493,084
8.5% 10/12/35 (b)		9,215,000	14,696,773

TOTAL INDONESIA			75,229,982

Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,536,813	3,384,951
Israel - 0.3%
Israeli State 3.375% 1/15/50		6,775,000	7,317,379
Ivory Coast - 0.6%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	5,330,000	6,226,737
6.125% 6/15/33 (b)		3,865,000	4,069,845
6.375% 3/3/28 (b)		5,505,000	5,961,915

TOTAL IVORY COAST			16,258,497

Jamaica - 0.2%
Jamaican Government:
6.75% 4/28/28		2,175,000	2,494,861
7.875% 7/28/45		1,995,000	2,766,566

TOTAL JAMAICA			5,261,427

Jordan - 0.3%
Jordanian Kingdom:
4.95% 7/7/25 (b)		6,605,000	6,801,086
7.375% 10/10/47 (b)		1,240,000	1,252,633

TOTAL JORDAN			8,053,719

Kenya - 0.5%
Republic of Kenya:
6.875% 6/24/24 (b)		6,200,000	6,549,060
7% 5/22/27 (b)		6,995,000	7,379,725

TOTAL KENYA			13,928,785

Korea (South) - 0.2%
Korean Republic 1% 9/16/30		6,770,000	6,404,321
Lebanon - 0.1%
Lebanese Republic:
5.8% 12/31/49 (d)		7,337,000	761,209
6.375% 12/31/49 (d)		9,133,000	947,543

TOTAL LEBANON			1,708,752

Mexico - 1.6%
United Mexican States:
2.659% 5/24/31		5,750,000	5,603,734
3.25% 4/16/30		7,105,000	7,297,279
3.75% 1/11/28		6,690,000	7,195,095
4.5% 4/22/29		3,880,000	4,329,353
5.75% 10/12/2110		9,700,000	11,150,756
6.05% 1/11/40		7,695,000	9,560,076

TOTAL MEXICO			45,136,293

Mongolia - 0.2%
Mongolia Government 5.125% 4/7/26 (b)		4,285,000	4,386,769
Morocco - 0.3%
Moroccan Kingdom:
2.375% 12/15/27 (b)		5,980,000	5,821,156
4% 12/15/50 (b)		1,425,000	1,289,180
5.5% 12/11/42 (b)		850,000	937,816

TOTAL MOROCCO			8,048,152

Nigeria - 1.3%
Republic of Nigeria:
6.125% 9/28/28 (b)		5,820,000	5,602,841
6.375% 7/12/23 (b)		4,390,000	4,527,407
6.5% 11/28/27 (b)		2,610,000	2,596,950
7.143% 2/23/30 (b)		3,780,000	3,709,314
7.625% 11/21/25 (b)		18,215,000	19,377,117

TOTAL NIGERIA			35,813,629

Oman - 1.2%
Sultanate of Oman:
5.375% 3/8/27 (b)		1,305,000	1,364,247
5.625% 1/17/28 (b)		11,125,000	11,775,813
6% 8/1/29 (b)		5,765,000	6,196,799
6.25% 1/25/31 (b)		3,725,000	4,062,113
6.75% 1/17/48 (b)		8,600,000	8,729,000

TOTAL OMAN			32,127,972

Pakistan - 0.5%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		11,675,000	11,660,406
6.875% 12/5/27 (b)		1,375,000	1,386,000
8.25% 4/15/24 (b)		1,300,000	1,379,869

TOTAL PAKISTAN			14,426,275

Panama - 0.2%
Panamanian Republic:
2.252% 9/29/32		3,620,000	3,446,466
3.87% 7/23/60		2,685,000	2,678,791

TOTAL PANAMA			6,125,257

Paraguay - 0.5%
Republic of Paraguay:
2.739% 1/29/33 (b)		2,485,000	2,397,714
4.95% 4/28/31 (b)		5,505,000	6,185,556
5.4% 3/30/50 (b)		3,750,000	4,274,531

TOTAL PARAGUAY			12,857,801

Peru - 0.9%
Peruvian Republic:
2.783% 1/23/31		16,370,000	16,255,410
3% 1/15/34		4,725,000	4,701,375
3.3% 3/11/41		4,220,000	4,213,406

TOTAL PERU			25,170,191

Qatar - 2.1%
State of Qatar:
3.75% 4/16/30 (b)		20,055,000	22,501,710
4% 3/14/29 (b)		5,630,000	6,337,621
4.4% 4/16/50 (b)		5,985,000	7,406,438
4.817% 3/14/49 (b)		9,275,000	12,115,469
5.103% 4/23/48 (b)		3,555,000	4,803,694
9.75% 6/15/30 (b)		3,415,000	5,348,744

TOTAL QATAR			58,513,676

Romania - 0.4%
Romanian Republic:
3% 2/14/31 (b)		6,709,000	6,798,230
3.375% 1/28/50 (Reg. S)	EUR	1,830,000	1,967,823
4.375% 8/22/23 (b)		2,395,000	2,515,469

TOTAL ROMANIA			11,281,522

Russia - 1.4%
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		5,400,000	5,818,500
4.375% 3/21/29(Reg. S)		6,400,000	7,040,000
5.1% 3/28/35(Reg. S)		9,200,000	10,821,960
5.25% 6/23/47 (b)		5,600,000	7,056,000
5.25% 6/23/47(Reg. S)		3,600,000	4,536,000
5.625% 4/4/42 (b)		2,825,000	3,665,438

TOTAL RUSSIA			38,937,898

Rwanda - 0.1%
Rwanda Republic 5.5% 8/9/31 (b)		2,625,000	2,636,977
Saudi Arabia - 1.4%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		7,655,000	7,470,802
2.9% 10/22/25 (b)		6,140,000	6,422,056
3.625% 3/4/28 (b)		3,515,000	3,825,858
3.75% 1/21/55 (b)		2,915,000	3,118,139
4% 4/17/25 (b)		3,905,000	4,204,465
4.5% 10/26/46 (b)		4,500,000	5,291,764
4.5% 4/22/60 (b)		2,545,000	3,123,192
4.625% 10/4/47 (b)		3,295,000	3,944,733

TOTAL SAUDI ARABIA			37,401,009

Serbia - 0.1%
Republic of Serbia 2.125% 12/1/30 (b)		3,825,000	3,578,048
South Africa - 0.1%
South African Republic 4.85% 9/30/29		2,510,000	2,592,046
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka:
7.55% 3/28/30 (b)		1,745,000	881,007
7.85% 3/14/29 (b)		4,750,000	2,384,797

TOTAL SRI LANKA			3,265,804

Turkey - 3.4%
Turkish Republic:
3.25% 3/23/23		29,355,000	28,400,963
4.25% 3/13/25		7,465,000	6,894,861
4.25% 4/14/26		2,455,000	2,192,315
4.75% 1/26/26		7,795,000	7,093,450
4.875% 10/9/26		4,595,000	4,159,337
4.875% 4/16/43		7,940,000	6,084,025
5.125% 6/22/26 (b)		3,105,000	2,958,095
5.125% 2/17/28		5,960,000	5,304,400
5.75% 3/22/24		3,245,000	3,166,512
5.75% 5/11/47		7,425,000	6,004,969
6% 1/14/41		1,850,000	1,533,534
6.125% 10/24/28		3,895,000	3,602,875
6.35% 8/10/24		3,290,000	3,237,154
6.375% 10/14/25		8,255,000	8,029,535
7.25% 12/23/23		6,125,000	6,175,914

TOTAL TURKEY			94,837,939

Ukraine - 2.0%
Ukraine Government:
1.258% 5/31/40 (b)(e)		4,080,000	3,698,265
6.876% 5/21/29 (b)		1,910,000	1,692,738
7.253% 3/15/33 (b)		6,695,000	5,874,863
7.375% 9/25/32 (b)		3,310,000	2,950,038
7.75% 9/1/22 (b)		9,372,000	9,254,850
7.75% 9/1/23 (b)		12,840,000	12,519,000
7.75% 9/1/24 (b)		15,415,000	14,926,537
7.75% 9/1/26 (b)		2,195,000	2,079,763
7.75% 9/1/27 (b)		1,360,000	1,283,160

TOTAL UKRAINE			54,279,214

United Arab Emirates - 1.3%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		6,640,000	6,457,400
3.125% 4/16/30 (b)		8,570,000	9,277,025
3.125% 9/30/49 (b)		10,540,000	10,724,450
3.875% 4/16/50 (b)		7,190,000	8,385,338
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		850,000	812,441

TOTAL UNITED ARAB EMIRATES			35,656,654

Uruguay - 0.4%
Uruguay Republic 5.1% 6/18/50		7,730,000	10,236,453
Uzbekistan - 0.4%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		3,090,000	2,965,434
3.9% 10/19/31 (b)		4,325,000	4,141,188
4.75% 2/20/24 (b)		2,495,000	2,594,800

TOTAL UZBEKISTAN			9,701,422

Venezuela - 0.1%
Venezuelan Republic:
9.25% 9/15/27 (d)		32,390,000	1,943,400
11.95% 8/5/31 (Reg. S) (d)		14,080,000	844,800
12.75% 8/23/22 (d)		2,705,000	162,300

TOTAL VENEZUELA			2,950,500

Vietnam - 0.8%
Vietnamese Socialist Republic 5.5% 3/12/28		22,357,300	22,347,518
Zambia - 0.1%
Republic of Zambia 8.97% 7/30/27 (b)		3,570,000	2,743,991
TOTAL GOVERNMENT OBLIGATIONS
(Cost $1,155,240,648)			1,106,011,982

Preferred Securities - 4.3%
British Virgin Islands - 0.2%
CAS Capital No 1 Ltd. 4% (Reg. S) (c)(e)		6,670,000	6,811,566
Cayman Islands - 2.1%
Banco Do Brasil SA 6.25% (b)(c)(e)		6,305,000	6,343,352
Banco Mercantil del Norte SA:
6.75% (b)(c)(e)		3,940,000	4,083,564
6.875% (b)(c)(e)		7,015,000	7,202,675
7.625% (b)(c)(e)		2,830,000	3,072,571
Cosan Overseas Ltd. 8.25% (c)		19,731,000	20,338,081
DP World Salaam 6% (Reg. S) (c)(e)		3,475,000	3,862,705
Itau Unibanco Holding SA 6.125% (b)(c)(e)		7,925,000	7,991,448
MAF Global Securities Ltd. 5.5% (Reg. S) (c)(e)		4,090,000	4,205,028

TOTAL CAYMAN ISLANDS			57,099,424

Georgia - 0.0%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (c)(e)		1,300,000	1,428,339
Ireland - 0.5%
Alfa Bond Issuance PLC 6.95% (Reg. S) (c)(e)		1,300,000	1,324,723
Tinkoff Credit Systems:
6% (b)(c)(e)		2,960,000	2,862,320
9.25% (Reg. S) (c)(e)		9,739,000	10,109,014

TOTAL IRELAND			14,296,057

Mauritius - 0.2%
Network i2i Ltd.:
3.975% (b)(c)(e)		2,640,000	2,651,331
5.65% (b)(c)(e)		2,953,000	3,138,808

TOTAL MAURITIUS			5,790,139

Mexico - 0.3%
CEMEX S.A.B. de CV 5.125% (b)(c)(e)		6,660,000	7,001,532
United Arab Emirates - 0.6%
Emirates NBD Bank PJSC 6.125% (Reg. S) (c)(e)		6,975,000	7,416,975
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(c)(e)		5,155,000	5,260,881
NBK Tier 1 Ltd. 3.625% (b)(c)(e)		2,595,000	2,593,360

TOTAL UNITED ARAB EMIRATES			15,271,216

United Kingdom - 0.2%
Gazprom PJSC Via Gaz Finance PLC 4.5985% (b)(c)(e)		5,160,000	5,362,626
United States of America - 0.2%
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (b)(e)		2,725,000	2,861,650
5.35% 11/12/29 (b)(e)		2,030,000	2,122,775

TOTAL UNITED STATES OF AMERICA			4,984,425

TOTAL PREFERRED SECURITIES
(Cost $116,180,452)			118,045,324
		Shares	Value

Money Market Funds - 12.3%
Fidelity Cash Central Fund 0.08% (h)
(Cost $338,950,994)		338,883,709	338,951,486
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $2,799,731,557)			2,723,610,371
NET OTHER ASSETS (LIABILITIES) - 1.0%			27,839,513
NET ASSETS - 100%			$2,751,449,884

Currency Abbreviations

EGP – Egyptian pound

EUR – European Monetary Unit

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,624,771,640 or 59.1% of net assets.

 (c) Security is perpetual in nature with no stated maturity date.

 (d) Non-income producing - Security is in default.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$276,040,856	$1,958,020,936	$1,895,116,030	$181,802	$5,724	$--	$338,951,486	0.6%
Total	$276,040,856	$1,958,020,936	$1,895,116,030	$181,802	$5,724	$--	$338,951,486

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,160,601,579	$--	$1,160,601,579	$--
Government Obligations	1,106,011,982	--	1,106,011,982	--
Preferred Securities	118,045,324	--	118,045,324	--
Money Market Funds	338,951,486	338,951,486	--	--
Total Investments in Securities:	$2,723,610,371	$338,951,486	$2,384,658,885	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	12.1%
BBB	13.8%
BB	27.2%
B	21.6%
CCC,CC,C	5.9%
D	0.3%
Not Rated	5.8%
Short-Term Investments and Net Other Assets	13.3%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Debt Central Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,460,780,563)	$2,384,658,885
Fidelity Central Funds (cost $338,950,994)	338,951,486
Total Investment in Securities (cost $2,799,731,557)		$2,723,610,371
Receivable for fund shares sold		1,062,818
Interest receivable		34,028,495
Distributions receivable from Fidelity Central Funds		19,876
Other receivables		26
Total assets		2,758,721,586
Liabilities
Payable for investments purchased	$7,225,290
Payable for fund shares redeemed	34,159
Other payables and accrued expenses	12,253
Total liabilities		7,271,702
Net Assets		$2,751,449,884
Net Assets consist of:
Paid in capital		$2,918,278,738
Total accumulated earnings (loss)		(166,828,854)
Net Assets		$2,751,449,884
Net Asset Value, offering price and redemption price per share ($2,751,449,884 ÷ 306,254,406 shares)		$8.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Dividends		$7,504,276
Interest		122,964,735
Income from Fidelity Central Funds		181,802
Income before foreign taxes withheld		130,650,813
Less foreign taxes withheld		(623,838)
Total income		130,026,975
Expenses
Custodian fees and expenses	$47,286
Independent trustees' fees and expenses	9,579
Legal	429
Total expenses before reductions	57,294
Expense reductions	(365)
Total expenses after reductions		56,929
Net investment income (loss)		129,970,046
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(35,862,731)
Fidelity Central Funds	5,724
Foreign currency transactions	(311,597)
Total net realized gain (loss)		(36,168,604)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(87,666,077)
Assets and liabilities in foreign currencies	(33,701)
Total change in net unrealized appreciation (depreciation)		(87,699,778)
Net gain (loss)		(123,868,382)
Net increase (decrease) in net assets resulting from operations		$6,101,664

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$129,970,046	$149,268,601
Net realized gain (loss)	(36,168,604)	(89,517,940)
Change in net unrealized appreciation (depreciation)	(87,699,778)	55,701,495
Net increase (decrease) in net assets resulting from operations	6,101,664	115,452,156
Distributions to shareholders	(118,755,725)	(134,978,468)
Share transactions
Proceeds from sales of shares	256,691,874	41,665,538
Reinvestment of distributions	118,755,725	134,978,468
Cost of shares redeemed	(263,102,291)	(341,612,738)
Net increase (decrease) in net assets resulting from share transactions	112,345,308	(164,968,732)
Total increase (decrease) in net assets	(308,753)	(184,495,044)
Net Assets
Beginning of period	2,751,758,637	2,936,253,681
End of period	$2,751,449,884	$2,751,758,637
Other Information
Shares
Sold	28,148,870	4,543,269
Issued in reinvestment of distributions	13,017,311	15,156,172
Redeemed	(28,527,974)	(37,154,681)
Net increase (decrease)	12,638,207	(17,455,240)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Debt Central Fund

Years ended December 31,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.37	$9.44	$9.11	$10.11	$9.81
Income from Investment Operations
Net investment income (loss)A	.437	.501	.582	.564	.686
Net realized and unrealized gain (loss)	(.428)	(.119)	.353	(1.013)	.370
Total from investment operations	.009	.382	.935	(.449)	1.056
Distributions from net investment income	(.399)	(.452)	(.548)	(.551)	(.730)
Distributions from net realized gain	–	–	(.057)	–	(.026)
Total distributions	(.399)	(.452)	(.605)	(.551)	(.756)
Net asset value, end of period	$8.98	$9.37	$9.44	$9.11	$10.11
Total ReturnB	.11%	4.42%	10.48%	(4.52)%	10.99%
Ratios to Average Net AssetsC,D
Expenses before reductions	- %E	- %E	- %E	.01%	.01%
Expenses net of fee waivers, if any	- %E	- %E	- %E	.01%	.01%
Expenses net of all reductions	- %E	- %E	- %E	- %E	.01%E
Net investment income (loss)	4.77%	5.59%	6.23%	5.91%	6.76%
Supplemental Data
Net assets, end of period (000 omitted)	$2,751,450	$2,751,759	$2,936,254	$128,495	$133,138
Portfolio turnover rateF	32%	89%	72%G	40%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Debt Local Currency Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2021	Past 1 year	Life of fundA
Fidelity® Emerging Markets Debt Local Currency Central Fund	(8.48)%	0.28%

 A From September 23, 2020

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Emerging Markets Debt Local Currency Central Fund on September 23, 2020, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the J.P. Morgan GBI-EM Global Diversified Index performed over the same period.

Period Ending Values
$10,035	Fidelity® Emerging Markets Debt Local Currency Central Fund
$10,000	J.P. Morgan GBI-EM Global Diversified Index

Fidelity® Emerging Markets Debt Local Currency Central Fund

Management's Discussion of Fund Performance

Market Recap:  Emerging-markets (EM) debt returned -1.51% in 2021, as measured by the J.P. Morgan Emerging Markets Bond Index Global. The index returned -4.74% in the first quarter of the year, as U.S. Treasury yields jumped more than 80 basis points, continuing a recovery from record-low levels during the 2020 recession. This put downward pressure on EM sovereign debt early in 2021. The asset class then reversed course, rising steadily in the second quarter (+3.93%) amid a positive backdrop that included declining interest rates and tightening in high-yield spreads. However, volatility returned in the third quarter (-0.53%) amid growing concerns about global economic growth, inflation, supply-chain constraint and disruption, and fast-spreading variants of the coronavirus. In addition, investors were concerned about regulatory tightening and slowing economic growth in China. Lastly, the U.S. Federal Reserve signaled it could soon begin to taper the enormous bond purchases it has made since the onset of the pandemic. These worries bled into the final quarter of the year (+0.02%). For the full 12 months, several small index components fared best, including Zambia (+48%), Ecuador (+23%), Suriname (+15%), Angola (+13%) and Costa Rica (+13%), rising largely due to idiosyncratic factors. Among the largest countries in the index, Mexico, Saudi Arabia, Indonesia and United Arab Emirates each posted a slight gain, while China rose 1% and Turkey returned -5%.

Comments from Lead Portfolio Manager Constantin Petrov:  For the year, the fund returned -8.48%, slightly outpacing the -8.75% result of the benchmark, the J.P. Morgan GBI-EM Global Diversified Index. Overall, EM debt markets were hampered by broad U.S.-dollar strength. Versus the benchmark, the fund was boosted by our positive market allocations in 2021, which more than overcame the negative of our overall security selection. Specifically, overweighted positions in China and Dominican Republic contributed versus the benchmark. Underweighted stakes in Poland and Thailand also added value. Unhelpful security selection in both countries offset these positive relative results. The fund’s negative cash position, on average, also hurt the fund’s relative performance for the year. Security selection and a modest underweighting in Russia and Peru also hampered the fund’s result. Other key relative detractors included security selection in Czech Republic and an underweighting in Malaysia.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On January 3, 2022, Tim Gill and Nader Nazmi assumed co-management responsibilities for the fund, joining Lead Manager Constantin Petrov.

Fidelity® Emerging Markets Debt Local Currency Central Fund

Investment Summary (Unaudited)

Top Five Countries as of December 31, 2021

(excluding cash equivalents)	% of fund's net assets
China	12.3
Indonesia	9.8
Brazil	9.3
Mexico	9.2
South Africa	8.2

Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Holdings as of December 31, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
Peoples Republic of China	12.3
Indonesian Republic	9.8
United Mexican States	9.2
South African Republic	8.2
Brazilian Federative Republic	6.1
45.6

Asset Allocation (% of fund's net assets)

As of December 31, 2021
Government Obligations	86.0%
Supranational Obligations	2.2%
Short-Term Investments and Net Other Assets (Liabilities)	11.8%

Fidelity® Emerging Markets Debt Local Currency Central Fund

Schedule of Investments December 31, 2021

Showing Percentage of Net Assets

Foreign Government and Government Agency Obligations - 86.0%
		Principal Amount(a)	Value
Brazil - 9.3%
Brazil Letras Do Tesouro Nacio, yield at date of purchase 5.1772% to 10.8504% 7/1/22 to 1/1/24	BRL	$19,750,000	$3,068,878
Brazilian Federative Republic:
10% 1/1/23	BRL	9,000,000	1,589,891
10% 1/1/25	BRL	10,750,000	1,898,294
10% 1/1/27	BRL	4,250,000	743,673
10% 1/1/29	BRL	6,500,000	1,125,628
10% 1/1/31	BRL	2,000,000	343,297

TOTAL BRAZIL			8,769,661

Chile - 1.7%
Chilean Republic:
4.5% 3/1/26	CLP	495,000,000	558,769
4.7% 9/1/30 (Reg. S) (b)	CLP	200,000,000	220,153
5% 3/1/35	CLP	655,000,000	712,011
6% 1/1/43	CLP	75,000,000	89,534

TOTAL CHILE			1,580,467

China - 12.3%
Peoples Republic of China:
2.68% 5/21/30	CNY	19,000,000	2,942,093
2.88% 11/5/23	CNY	31,200,000	4,944,215
3.28% 12/3/27	CNY	20,000,000	3,253,194
3.81% 9/14/50	CNY	2,500,000	420,005

TOTAL CHINA			11,559,507

Colombia - 3.5%
Colombian Republic:
5.75% 11/3/27	COP	3,350,000,000	743,453
7% 6/30/32	COP	5,050,000,000	1,130,127
7.25% 10/26/50	COP	650,000,000	137,084
7.5% 8/26/26	COP	3,400,000,000	829,187
10% 7/24/24	COP	1,700,000,000	447,880

TOTAL COLOMBIA			3,287,731

Czech Republic - 3.3%
Czech Republic:
0.95% 5/15/30 (Reg. S)	CZK	32,000,000	1,244,581
1.2% 3/13/31	CZK	25,000,000	983,233
2% 10/13/33	CZK	22,000,000	922,638

TOTAL CZECH REPUBLIC			3,150,452

Dominican Republic - 1.3%
Dominican Republic:
8.9% 2/15/23(Reg. S)	DOP	46,000,000	828,357
9.75% 6/5/26 (Reg. S)	DOP	20,000,000	378,537

TOTAL DOMINICAN REPUBLIC			1,206,894

Hungary - 2.3%
Hungarian Republic:
2.25% 6/22/34	HUF	100,000,000	239,245
3% 6/26/24	HUF	75,000,000	225,091
3% 10/27/38	HUF	160,000,000	396,378
3.25% 10/22/31	HUF	223,000,000	621,751
6.75% 10/22/28	HUF	198,000,000	689,938

TOTAL HUNGARY			2,172,403

Indonesia - 9.8%
Indonesian Republic:
6.5% 6/15/25	IDR	12,750,000,000	941,993
7.5% 4/15/40	IDR	12,000,000,000	875,434
8.125% 5/15/24	IDR	2,500,000,000	190,844
8.25% 5/15/29	IDR	29,000,000,000	2,269,742
8.25% 5/15/36	IDR	11,500,000,000	893,615
8.375% 9/15/26	IDR	32,400,000,000	2,565,403
8.375% 3/15/34	IDR	15,800,000,000	1,243,270
8.375% 4/15/39	IDR	3,000,000,000	237,116

TOTAL INDONESIA			9,217,417

Kazakhstan - 1.0%
Kazakhstan Republic:
7.2% 5/27/25	KZT	200,000,000	413,946
8.05% 5/20/24	KZT	140,000,000	308,830
10.5% 8/4/26	KZT	90,000,000	208,007

TOTAL KAZAKHSTAN			930,783

Malaysia - 4.6%
Malaysian Government:
3.828% 7/5/34	MYR	4,600,000	1,094,365
3.885% 8/15/29	MYR	4,800,000	1,175,628
4.065% 6/15/50	MYR	3,750,000	879,001
4.762% 4/7/37	MYR	4,450,000	1,161,786

TOTAL MALAYSIA			4,310,780

Mexico - 9.2%
United Mexican States:
5.75% 3/5/26	MXN	53,750,000	2,474,146
6.75% 3/9/23	MXN	13,500,000	660,253
7.75% 11/23/34	MXN	4,500,000	220,873
7.75% 11/13/42	MXN	38,250,000	1,818,755
8% 12/7/23	MXN	26,000,000	1,287,664
8.5% 5/31/29	MXN	43,000,000	2,224,757

TOTAL MEXICO			8,686,448

Peru - 1.9%
Peruvian Republic:
5.35% 8/12/40	PEN	500,000	106,810
5.4% 8/12/34(Reg. S)	PEN	3,250,000	742,383
6.35% 8/12/28	PEN	1,850,000	487,489
6.95% 8/12/31	PEN	1,750,000	470,503

TOTAL PERU			1,807,185

Philippines - 0.2%
Philippine Republic 6.25% 1/14/36	PHP	10,000,000	216,857
Poland - 4.5%
Polish Government:
1.25% 10/25/30	PLN	2,450,000	500,282
2.5% 7/25/26	PLN	6,950,000	1,624,677
2.75% 10/25/29	PLN	8,950,000	2,071,396

TOTAL POLAND			4,196,355

Romania - 1.4%
Romanian Republic:
3.65% 9/24/31	RON	2,475,000	501,474
4.25% 6/28/23	RON	2,750,000	631,404
5% 2/12/29	RON	1,000,000	229,963

TOTAL ROMANIA			1,362,841

Russia - 4.7%
Ministry of Finance of the Russian Federation:
6.5% 2/28/24	RUB	65,000,000	833,821
7.05% 1/19/28	RUB	41,500,000	518,325
7.25% 5/10/34	RUB	61,000,000	748,869
7.7% 3/16/39	RUB	31,500,000	397,018
8.5% 9/17/31	RUB	141,000,000	1,899,016

TOTAL RUSSIA			4,397,049

South Africa - 8.2%
South African Republic:
6.5% 2/28/41	ZAR	34,500,000	1,440,555
7% 2/28/31	ZAR	4,500,000	237,931
8% 1/31/30	ZAR	53,500,000	3,102,639
8.75% 2/28/48	ZAR	24,500,000	1,283,954
8.875% 2/28/35	ZAR	22,500,000	1,268,541
10.5% 12/21/26	ZAR	5,500,000	382,066

TOTAL SOUTH AFRICA			7,715,686

Thailand - 4.6%
Kingdom of Thailand:
1.585% 12/17/35	THB	11,000,000	299,697
1.6% 12/17/29	THB	24,000,000	709,580
1.6% 6/17/35	THB	36,250,000	997,789
2% 12/17/22	THB	6,000,000	182,142
2.875% 6/17/46	THB	4,500,000	134,128
3.3% 6/17/38	THB	45,250,000	1,484,242
4.875% 6/22/29	THB	15,000,000	546,801

TOTAL THAILAND			4,354,379

Turkey - 1.1%
Turkish Republic:
8% 3/12/25	TRY	7,250,000	364,994
11% 2/24/27	TRY	750,000	35,434
12.4% 3/8/28	TRY	4,000,000	192,910
16.2% 6/14/23	TRY	6,500,000	454,494

TOTAL TURKEY			1,047,832

Ukraine - 0.5%
Ukraine Government:
11.15% 8/26/22	UAH	9,000,000	328,856
11.75% 6/15/22	UAH	4,000,000	145,885

TOTAL UKRAINE			474,741

Uruguay - 0.6%
Uruguay Republic:
8.25% 5/21/31	UYU	6,500,000	140,011
8.5% 3/15/28 (Reg. S)	UYU	10,000,000	222,538
9.875% 6/20/22	UYU	8,500,000	192,262

TOTAL URUGUAY			554,811

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $85,088,752)			81,000,279

Supranational Obligations - 2.2%
Asian Infrastructure Investment Bank 2.375% 2/10/25 (Reg. S) (c)	PHP	19,400,000	366,359
Inter-American Development Bank 5.7% 11/12/24	INR	20,000,000	269,530
International Finance Corp. 5.85% 11/25/22	INR	105,000,000	1,417,266
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,114,215)			2,053,155
		Shares	Value

Money Market Funds - 10.2%
Fidelity Cash Central Fund 0.08% (d)
(Cost $9,588,114)		9,586,196	9,588,114
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $96,791,081)			92,641,548
NET OTHER ASSETS (LIABILITIES) - 1.6%			1,498,622
NET ASSETS - 100%			$94,140,170

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
BRL	1,290,000	USD	226,455	Citibank NA	2/17/22	$2,727
BRL	1,368,000	USD	241,833	Goldman Sachs Bank USA	2/17/22	1,207
BRL	4,684,000	USD	825,811	State Street Bank And Trust Co	2/17/22	6,351
CLP	178,565,000	USD	211,095	Goldman Sachs Bank USA	2/17/22	(2,866)
CNY	1,688,000	USD	263,228	BNP Paribas	2/17/22	1,360
CNY	1,326,000	USD	206,864	State Street Bank And Trust Co	2/17/22	982
COP	258,500,000	USD	64,160	BNP Paribas	2/17/22	(907)
COP	1,629,700,000	USD	407,221	State Street Bank And Trust Co	2/17/22	(8,445)
COP	459,700,000	USD	112,177	State Street Bank And Trust Co	2/17/22	309
CZK	41,579,000	USD	1,861,399	BNP Paribas	2/17/22	33,697
CZK	10,492,000	USD	465,978	Citibank NA	2/17/22	12,228
CZK	8,892,000	USD	393,062	State Street Bank And Trust Co	2/17/22	12,220
CZK	5,239,000	USD	233,482	State Street Bank And Trust Co	2/17/22	5,302
EGP	7,450,000	USD	462,733	BNP Paribas	2/17/22	11,487
EUR	825,000	USD	936,245	JPMorgan Chase Bank, N.A.	2/17/22	3,847
HUF	525,662,000	USD	1,636,128	BNP Paribas	2/17/22	(22,836)
HUF	77,069,000	USD	234,936	HSBC Bank USA	2/17/22	1,594
IDR	708,800,000	USD	48,648	BNP Paribas	2/17/22	910
IDR	3,455,600,000	USD	240,139	BNP Paribas	2/17/22	1,470
IDR	4,881,500,000	USD	342,922	BNP Paribas	2/17/22	(1,618)
IDR	5,422,400,000	USD	377,079	Goldman Sachs Bank USA	2/17/22	2,044
IDR	9,476,100,000	USD	661,093	State Street Bank And Trust Co	2/17/22	1,457
ILS	734,000	USD	232,259	Bank Of America NA	2/17/22	3,891
INR	77,677,000	USD	1,022,981	Goldman Sachs Bank USA	2/17/22	14,971
MXN	9,735,000	USD	464,520	BNP Paribas	2/17/22	7,327
MXN	4,435,000	USD	208,756	Bank Of America NA	2/17/22	6,204
MXN	4,834,000	USD	229,664	Bank Of America NA	2/17/22	4,635
MXN	7,111,000	USD	336,178	Canadian Imperial Bk Commerce	2/17/22	8,486
MXN	4,960,000	USD	234,421	Citibank NA	2/17/22	5,986
MXN	6,069,000	USD	279,526	Goldman Sachs Bank USA	2/17/22	14,633
MYR	10,803,000	USD	2,566,948	Goldman Sachs Bank USA	2/17/22	21,152
MYR	1,853,000	USD	436,411	Goldman Sachs Bank USA	2/17/22	7,517
MYR	981,000	USD	231,313	Goldman Sachs Bank USA	2/17/22	3,707
MYR	1,066,000	USD	252,523	Goldman Sachs Bank USA	2/17/22	2,861
MYR	667,000	USD	160,414	Goldman Sachs Bank USA	2/17/22	(619)
PEN	932,000	USD	229,133	HSBC Bank USA	2/17/22	4,363
PHP	1,087,000	USD	21,078	BNP Paribas	2/17/22	198
PHP	11,639,000	USD	229,430	Citibank NA	2/17/22	(1,620)
PLN	2,442,000	USD	595,709	BNP Paribas	2/17/22	8,478
PLN	764,000	USD	186,518	Bank Of America NA	2/17/22	2,507
PLN	967,000	USD	234,884	Bank Of America NA	2/17/22	4,367
PLN	746,000	USD	180,822	Citibank NA	2/17/22	3,750
PLN	12,237,000	USD	2,968,575	JPMorgan Chase Bank, N.A.	2/17/22	59,043
RON	914,000	USD	207,244	HSBC Bank USA	2/17/22	3,028
RUB	9,932,000	USD	132,057	BNP Paribas	2/17/22	(1,096)
RUB	18,256,000	USD	241,994	BNP Paribas	2/17/22	(1,274)
RUB	1,909,000	USD	25,628	BNP Paribas	2/17/22	(456)
RUB	2,694,000	USD	36,164	BNP Paribas	2/17/22	(642)
RUB	24,933,000	USD	331,644	BNP Paribas	2/17/22	(2,883)
RUB	28,045,000	USD	375,460	BNP Paribas	2/17/22	(5,665)
RUB	17,000,000	USD	227,168	Goldman Sachs Bank USA	2/17/22	(3,010)
RUB	70,000,000	USD	937,207	JPMorgan Chase Bank, N.A.	2/17/22	(14,202)
RUB	17,000,000	USD	228,219	JPMorgan Chase Bank, N.A.	2/17/22	(4,060)
RUB	25,049,000	USD	333,907	JPMorgan Chase Bank, N.A.	2/17/22	(3,617)
RUB	17,202,000	USD	229,329	State Street Bank And Trust Co	2/17/22	(2,507)
THB	147,028,000	USD	4,507,006	JPMorgan Chase Bank, N.A.	2/17/22	(106,722)
THB	9,256,000	USD	277,126	JPMorgan Chase Bank, N.A.	2/17/22	(110)
THB	10,373,000	USD	309,383	JPMorgan Chase Bank, N.A.	2/17/22	1,063
THB	7,724,000	USD	229,273	JPMorgan Chase Bank, N.A.	2/17/22	1,893
THB	23,999,000	USD	711,705	JPMorgan Chase Bank, N.A.	2/17/22	6,542
TRY	574,000	USD	37,118	Citibank NA	2/17/22	4,650
TRY	2,209,000	USD	162,122	Citibank NA	2/17/22	(1,379)
USD	31,255	BRL	178,000	BNP Paribas	2/17/22	(368)
USD	177,951	BRL	1,025,000	BNP Paribas	2/17/22	(4,151)
USD	264,645	BRL	1,536,000	Citibank NA	2/17/22	(8,242)
USD	452,969	BRL	2,639,000	Citibank NA	2/17/22	(15,877)
USD	975,408	BRL	5,664,000	Goldman Sachs Bank USA	2/17/22	(30,862)
USD	123,785	BRL	707,000	State Street Bank And Trust Co	2/17/22	(1,821)
USD	346,099	BRL	1,952,000	United Financial Servicesinc	2/17/22	(694)
USD	469,324	CNY	3,014,000	BNP Paribas	2/17/22	(3,110)
USD	93,018	COP	371,700,000	BNP Paribas	2/17/22	2,066
USD	205,481	COP	820,000,000	Citibank NA	2/17/22	4,833
USD	224,149	COP	895,700,000	Citibank NA	2/17/22	4,978
USD	234,465	COP	946,300,000	HSBC Bank USA	2/17/22	2,912
USD	246,978	CZK	5,562,000	Bank Of America NA	2/17/22	(6,528)
USD	368,737	CZK	8,363,000	Citibank NA	2/17/22	(12,434)
USD	467,231	CZK	10,567,000	Goldman Sachs Bank USA	2/17/22	(14,394)
USD	229,623	CZK	5,251,000	State Street Bank And Trust Co	2/17/22	(9,708)
USD	472,010	EUR	418,000	Bank Of America NA	2/17/22	(4,303)
USD	231,514	EUR	205,000	Bank Of America NA	2/17/22	(2,084)
USD	228,308	EUR	202,000	Royal Bank Of Canada	2/17/22	(1,872)
USD	65,526	HUF	21,733,000	Citibank NA	2/17/22	(1,174)
USD	926,709	HUF	302,420,000	Citibank NA	2/17/22	(1,438)
USD	189,169	HUF	61,723,000	Citibank NA	2/17/22	(263)
USD	64,554	HUF	20,737,000	Goldman Sachs Bank USA	2/17/22	911
USD	404,699	IDR	5,830,100,000	BNP Paribas	2/17/22	(2,930)
USD	465,896	IDR	6,788,100,000	BNP Paribas	2/17/22	(8,715)
USD	253,131	IDR	3,666,600,000	BNP Paribas	2/17/22	(3,231)
USD	236,044	ILS	734,000	Bank Of America NA	2/17/22	(106)
USD	948,573	INR	71,807,000	BNP Paribas	2/17/22	(10,941)
USD	78,350	INR	5,870,000	State Street Bank And Trust Co	2/17/22	(87)
USD	336,545	MXN	7,073,000	BNP Paribas	2/17/22	(6,277)
USD	58,534	MXN	1,265,000	Brown Brothers Harriman & Co.	2/17/22	(2,779)
USD	228,558	MXN	4,987,000	Citibank NA	2/17/22	(13,157)
USD	81,717	MXN	1,783,000	Goldman Sachs Bank USA	2/17/22	(4,703)
USD	232,035	MXN	4,916,000	Goldman Sachs Bank USA	2/17/22	(6,239)
USD	435,354	MXN	8,991,000	State Street Bank And Trust Co	2/17/22	(432)
USD	110,636	MYR	466,000	Goldman Sachs Bank USA	2/17/22	(1,004)
USD	220,443	MYR	936,000	Goldman Sachs Bank USA	2/17/22	(3,797)
USD	93,654	PEN	380,000	BNP Paribas	2/17/22	(1,549)
USD	251,363	PHP	12,726,000	State Street Bank And Trust Co	2/17/22	2,276
USD	635,128	PLN	2,639,000	BNP Paribas	2/17/22	(17,800)
USD	243,074	PLN	994,000	Bank Of America NA	2/17/22	(2,857)
USD	137,800	PLN	580,000	Citibank NA	2/17/22	(5,701)
USD	231,494	PLN	954,000	HSBC Bank USA	2/17/22	(4,540)
USD	208,016	RON	914,000	Citibank NA	2/17/22	(2,256)
USD	189,155	RUB	14,285,000	BNP Paribas	2/17/22	796
USD	207,045	RUB	15,812,000	Citibank NA	2/17/22	(1,449)
USD	75,944	RUB	5,752,000	State Street Bank And Trust Co	2/17/22	99
USD	455,789	THB	15,394,000	JPMorgan Chase Bank, N.A.	2/17/22	(4,926)
USD	463,589	THB	15,500,000	JPMorgan Chase Bank, N.A.	2/17/22	(298)
USD	233,997	THB	7,874,000	JPMorgan Chase Bank, N.A.	2/17/22	(1,658)
USD	695,999	THB	23,500,000	JPMorgan Chase Bank, N.A.	2/17/22	(7,313)
USD	50,864	TRY	574,000	Goldman Sachs Bank USA	2/17/22	9,096
USD	226,425	ZAR	3,628,000	Bank Of America NA	2/17/22	163
USD	173,722	ZAR	2,780,000	Canadian Imperial Bk Commerce	2/17/22	346
USD	237,980	ZAR	3,795,000	Goldman Sachs Bank USA	2/17/22	1,302
USD	147,480	ZAR	2,374,000	Goldman Sachs Bank USA	2/17/22	(576)
USD	207,674	ZAR	3,388,000	HSBC Bank USA	2/17/22	(3,621)
ZAR	5,708,000	USD	362,396	Brown Brothers Harriman & Co.	2/17/22	(6,413)
ZAR	3,650,000	USD	229,836	Goldman Sachs Bank USA	2/17/22	(2,202)
ZAR	2,033,000	USD	126,611	Goldman Sachs Bank USA	2/17/22	178
ZAR	7,575,000	USD	468,127	JPMorgan Chase Bank, N.A.	2/17/22	4,293
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(98,721)
					Unrealized Appreciation	334,693
					Unrealized Depreciation	(433,414)

For the period, the average contract value for forward foreign currency contracts was $65,576,397. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Currency Abbreviations

BRL – Brazilian real

CLP – Chilean peso

CNY – Chinese yuan

COP – Colombian peso

CZK – Czech koruna

DOP – Dominican Republic peso

EGP – Egyptian pound

EUR – European Monetary Unit

HUF – Hungarian forint

IDR – Indonesian rupiah

ILS – Israeli shekel

INR – Indian rupee

KZT – Kazakhstan tenge

MXN – Mexican peso

MYR – Malyasian ringgit

PEN – Peruvian new sol

PHP – Philippine peso

PLN – Polish zloty

RON – Romanian leu

RUB – Russian ruble

THB – Thai baht

TRY – Turkish Lira

UAH – Ukrainian hryvnia

UYU – Uruguay peso

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $220,153 or 0.2% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$20,796,854	$84,727,089	$95,936,674	$7,085	$845	$--	$9,588,114	0.0%
Total	$20,796,854	$84,727,089	$95,936,674	$7,085	$845	$--	$9,588,114

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Foreign Government and Government Agency Obligations	$81,000,279	$--	$81,000,279	$--
Supranational Obligations	2,053,155	--	1,686,796	366,359
Money Market Funds	9,588,114	9,588,114	--	--
Total Investments in Securities:	$92,641,548	$9,588,114	$82,687,075	$366,359
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$334,693	$--	$334,693	$--
Total Assets	$334,693	$--	$334,693	$--
Liabilities
Forward Foreign Currency Contracts	$(433,414)	$--	$(433,414)	$--
Total Liabilities	$(433,414)	$--	$(433,414)	$--
Total Derivative Instruments:	$(98,721)	$--	$(98,721)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Foreign Exchange Risk
Forward Foreign Currency Contracts(a)	$334,693	$(433,414)
Total Foreign Exchange Risk	334,693	(433,414)
Total Value of Derivatives	$334,693	$(433,414)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	7.1%
BBB	16.4%
BB	15.2%
Not Rated	49.5%
Short-Term Investments and Net Other Assets	11.8%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Debt Local Currency Central Fund

Financial Statements

Statement of Assets and Liabilities

		December 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $87,202,967)	$83,053,434
Fidelity Central Funds (cost $9,588,114)	9,588,114
Total Investment in Securities (cost $96,791,081)		$92,641,548
Segregated cash with brokers for derivative instruments		250,000
Unrealized appreciation on forward foreign currency contracts		334,693
Interest receivable		1,369,218
Distributions receivable from Fidelity Central Funds		539
Total assets		94,595,998
Liabilities
Unrealized depreciation on forward foreign currency contracts	$433,414
Other payables and accrued expenses	22,414
Total liabilities		455,828
Net Assets		$94,140,170
Net Assets consist of:
Paid in capital		$99,471,117
Total accumulated earnings (loss)		(5,330,947)
Net Assets		$94,140,170
Net Asset Value, offering price and redemption price per share ($94,140,170 ÷ 1,009,033 shares)		$93.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2021
Investment Income
Interest		$5,913,985
Income from Fidelity Central Funds		7,085
Income before foreign taxes withheld		5,921,070
Less foreign taxes withheld		(194,410)
Total income		5,726,660
Expenses
Custodian fees and expenses	$42,944
Independent trustees' fees and expenses	496
Total expenses		43,440
Net investment income (loss)		5,683,220
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $60,544)	(1,396,698)
Fidelity Central Funds	845
Forward foreign currency contracts	(639,017)
Foreign currency transactions	(84,846)
Swaps	593
Total net realized gain (loss)		(2,119,123)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $53,702)	(14,829,497)
Forward foreign currency contracts	89,848
Assets and liabilities in foreign currencies	(134,895)
Total change in net unrealized appreciation (depreciation)		(14,874,544)
Net gain (loss)		(16,993,667)
Net increase (decrease) in net assets resulting from operations		$(11,310,447)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2021	For the period September 23, 2020 (commencement of operations) through December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,683,220	$1,544,783
Net realized gain (loss)	(2,119,123)	2,358,501
Change in net unrealized appreciation (depreciation)	(14,874,544)	10,583,135
Net increase (decrease) in net assets resulting from operations	(11,310,447)	14,486,419
Distributions to shareholders	(6,360,417)	(2,146,501)
Share transactions
Proceeds from sales of shares	22,406	150,016,900
Reinvestment of distributions	6,360,417	2,146,501
Cost of shares redeemed	(59,075,108)	–
Net increase (decrease) in net assets resulting from share transactions	(52,692,285)	152,163,401
Total increase (decrease) in net assets	(70,363,149)	164,503,319
Net Assets
Beginning of period	164,503,319	–
End of period	$94,140,170	$164,503,319
Other Information
Shares
Sold	218	1,500,157
Issued in reinvestment of distributions	65,568	20,010
Redeemed	(576,920)	–
Net increase (decrease)	(511,134)	1,520,167

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Debt Local Currency Central Fund

Years ended December 31,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$108.21	$100.00
Income from Investment Operations
Net investment income (loss)B	4.478	1.042
Net realized and unrealized gain (loss)	(13.557)	8.599
Total from investment operations	(9.079)	9.641
Distributions from net investment income	(5.726)	(1.431)
Distributions from net realized gain	(.105)	–
Total distributions	(5.831)	(1.431)
Net asset value, end of period	$93.30	$108.21
Total ReturnC	(8.48)%	9.65%
Ratios to Average Net AssetsD,E
Expenses before reductions	.03%	.04%F
Expenses net of fee waivers, if any	.03%	.04%F
Expenses net of all reductions	.03%	.04%F
Net investment income (loss)	4.37%	3.66%F
Supplemental Data
Net assets, end of period (000 omitted)	$94,140	$164,503
Portfolio turnover rateG	81%	30%F

 A For the period September 23, 2020 (commencement of operations) through December 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2021

1. Organization.

Fidelity Emerging Markets Debt Central Fund and Fidelity Emerging Markets Debt Local Currency Central Fund (the Funds) are non-diversified funds of Fidelity Hanover Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund's attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and supranational obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2021 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2021, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fidelity Emerging Markets Debt Local Currency Central Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Emerging Markets Debt Central Fund	$2,779,251,173	$85,944,451	$(141,585,253)	$(55,640,802)
Fidelity Emerging Markets Debt Local Currency Central Fund	97,179,194	1,639,331	(6,254,143)	(4,614,812)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Emerging Markets Debt Central Fund	$–	$(111,019,670)	$(55,663,842)
Fidelity Emerging Markets Debt Local Currency Central Fund	970,059	(1,415,005)	(4,874,810)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Emerging Markets Debt Central Fund	$(32,624,887)	$(78,394,783)	$(111,019,670)
Fidelity Emerging Markets Debt Local Currency Central Fund	(1,338,854)	(76,151)	(1,415,005)

The tax character of distributions paid was as follows:

December 31, 2021
	Ordinary Income	Total
Fidelity Emerging Markets Debt Central Fund	$118,755,725	$118,755,725
Fidelity Emerging Markets Debt Local Currency Central Fund	6,360,417	6,360,417

December 31, 2020
	Ordinary Income	Total
Fidelity Emerging Markets Debt Central Fund	$134,978,468	$134,978,468
Fidelity Emerging Markets Debt Local Currency Central Fund(a)	2,146,501	2,146,501

 (a) For the period September 23, 2020 (commencement of operations) through December 31, 2020.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, the Funds attempts to reduce their exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Funds the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Funds receive collateral in the form of cash or securities once each Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Funds' custodian bank in accordance with the collateral agreements entered into between the Funds, the counterparty and the Funds' custodian bank. The Funds could experience delays and costs in gaining access to the collateral even though it is held by the Funds' custodian bank. The Funds' maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. The Funds may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Emerging Markets Debt Local Currency Central Fund
Credit Risk
Swaps	$593	$–
Total Credit Risk	$593	$–
Foreign Exchange Risk
Forward Foreign Currency Contracts	$(639,017)	$89,848
Total Foreign Exchange Risk	$(639,017)	$89,848
Totals	$(638,424)	$89,848

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Funds used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Funds realize a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Debt Central Fund	858,815,470	772,108,326
Fidelity Emerging Markets Debt Local Currency Central Fund	93,075,153	134,942,021

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract the investment adviser pays all other expenses of each Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Emerging Markets Debt Central Fund	$365

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

9. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Hanover Street Trust and the Shareholders of each of the two funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (two of the funds constituting Fidelity Hanover Street Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of operation	Statements of changes in net assets	Financial highlights
Fidelity Emerging Markets Debt Central Fund	For the year ended December 31, 2021	For the years ended December 31, 2021 and 2020	For each of the five years in the period ended December 31, 2021
Fidelity Emerging Markets Debt Local Currency Central Fund	For the year ended December 31, 2021	For the year ended December 31, 2021, and for the period September 23, 2020 (commencement of operations) through December 31, 2020	For the year ended December 31, 2021, and for the period September 23, 2020 (commencement of operations) through December 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 15, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 314 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Year of Election or Appointment: 2020

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Thomas P. Bostick (1956)

Year of Election or Appointment: 2021

Trustee

Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and Managing Partner, Sustainability, of Ridge-Lane Limited Partners (strategic advisory and venture development, 2016-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Dennis J. Dirks (1948)

Year of Election or Appointment: 2007

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of NYC Leadership Academy (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Oscar Munoz (1959)

Year of Election or Appointment: 2021

Trustee

Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Investment Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period-B July 1, 2021 to December 31, 2021
Fidelity Emerging Markets Debt Central Fund	.0011%
Actual		$1,000.00	$996.40	$.01
Hypothetical-C		$1,000.00	$1,025.20	$.01
Fidelity Emerging Markets Debt Local Currency Central Fund	.0193%
Actual		$1,000.00	$945.90	$.09
Hypothetical-C		$1,000.00	$1,025.11	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Emerging Markets Debt Central Fund	0.04%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2020 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Emerging Markets Debt Central Fund	$246,875,954
Fidelity Emerging Markets Debt Local Currency Central Fund	$1,549,867

The funds will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

EMC-ANN-0322
1.926205.110

Item 2.

Code of Ethics

As of the end of the period, December 31, 2021, Fidelity Hanover Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Emerging Markets Debt Central Fund and Fidelity Emerging Markets Debt Local Currency Central Fund (the “Funds”):

Services Billed by PwC

December 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Debt Central Fund	$47,400	$4,700	$9,000	$1,500

Fidelity Emerging Markets Debt Local Currency Central Fund	$47,400	$4,700	$9,000	$1,500

December 31, 2020 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Debt Central Fund	$52,500	$4,600	$9,000	$1,900

Fidelity Emerging Markets Debt Local Currency Central Fund	$34,600	$300	$9,000	$400

A Amounts may reflect rounding.

B Fidelity Emerging Markets Debt Local Currency Central Fund commenced operations on September 23, 2020.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2021A	December 31, 2020A,B
Audit-Related Fees	$8,522,600	$9,377,400
Tax Fees	$354,200	$30,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Emerging Markets Debt Local Currency Central Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2021A	December 31, 2020A,B
PwC	$14,149,900	$14,567,500

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Emerging Markets Debt Local Currency Central Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 18, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 18, 2022